Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
NOTE 6:	DISCONTINUED OPERATIONS

Effective January 1, 2025, the Company classified its wholly-owned subsidiary, The Social Proxy Ltd. (“Social Proxy”), as a discontinued operation in accordance with IFRS 5 — Non-current Assets Held for Sale and Discontinued Operations, following a dispute with the former Social Proxy shareholders. Based on a supporting legal opinion from an Israeli commercial litigation expert, the Company concluded that it had lost control of Social Proxy under IFRS 10, with that loss of control deemed effective retroactively as of January 1, 2025. Accordingly, the Company deconsolidated Social Proxy as of that date and presented its results as a discontinued operation.

a.	Statement of financial position of discontinued operations:

The following table presents the statement of financial position of Social Proxy as of December 31, 2024 and January 1, 2025 (the date of deconsolidation):

	December 31, 2024	January 1, 2025
	U.S. dollars in thousands

CURRENT ASSETS:
Cash and cash equivalents (*)	5	5
Trade receivable	99	99
Prepaid expenses and other current assets	46	46
	150	150

NON-CURRENT ASSETS:
Fixed assets, net	187	187
Long-term bank deposit	14	14
	201	201

Total assets	351	351

LIABILITIES AND EQUITY
Loans and credit from banking corporations	138	138
Accounts payable	1,729	1,729
	1,867	1,867
EQUITY
Share capital	-	-
Accumulated deficit	(284)	(1,516)
Net loss (****)	(1,232)	-
Total equity	(1,516)	(1,516)

Total liabilities and equity	351	351

(*)	Represents the cash and cash equivalents of Social Proxy that were derecognized from the consolidated financial statements upon the deconsolidation of the subsidiary in connection with the discontinuation of its operations.
b.	Results of discontinued operations:

The following table presents the results of Social Proxy that have been classified as discontinued operations.

	2025	2024
	U.S. dollars in thousands

Revenues	-	451
Cost of service (**)	-	(448)
Gross profit	-	3

Research and development expenses	-	(82)
Sales and Marketing expenses (***)	-	(487)
General and administrative expenses	-	(666)
Intangible assets amortization	-	(165)

Operating loss	-	(1,397)

Finance expenses, net	-
	-	(1,397)
Loss before income taxes

Income taxes benefit	-	130

Net loss from discontinued operations (****)	-	(1,267)

Loss from disposal/deconsolidation	(6,210)	-

Net loss	(6,210)	(1,267)

(**)	Cost of Service for the year ended December 31, 2024 is comprised of Social Proxy’s cost of service and amortization of intangible assets (technology) recognized in connection with the Social Proxy acquisition; see breakdown in the table below.

SAAS – Social Proxy	314
Amortization	134

448

(***)	Sales and Marketing expenses for the year ended December 31, 2024 is comprised of Social Proxy’s sales and marketing expenses and amortization of intangible assets (technology) recognized in connection with the Social Proxy acquisition; see breakdown in the table below.
SAAS – Social Proxy	456
Amortization	31

487

(****)	The results of the discontinued operation presented above reflect Social Proxy on a consolidated basis and therefore differ from its stand-alone results. On consolidation, the intangible assets identified in the purchase price allocation (see Note 5) are amortized at the Group level — $134 thousand charged to cost of service and $31 thousand to sales and marketing — and a related deferred tax income of $130 thousand is recognized (see Note 25). The table below reconciles Social Proxy’s stand-alone loss for 2024 to the net loss from discontinued operations presented in these financial statements.

Social Proxy’s stand-alone loss for the period from acquisition to December 31, 2024	(1,232)
Amortization of acquired intangibles — Cost of Service	(134)
Amortization of acquired intangibles — Sales and Marketing	(31)

Operating loss from discontinued operations	(1,397)

Deferred tax income on amortization of acquired intangibles	130

Net loss from discontinued operations	(1,267)

c.	Loss from discontinued operations comprises:

The loss from discontinued operations for the year ended December 31, 2025 of $6,210 thousand reflects the derecognition of the Company’s net investment in Social Proxy upon its deconsolidation effective January 1, 2025, including the related deferred tax liability previously recognized on the underlying intangible assets.

1.1.2025

Intangible assets, net	3,436
Goodwill	3,193
Other adjustments	(2)
6,627

Social Proxy’s equity	(1,516)
Deferred tax liability	(219)
Loan to Social Proxy (*)	1,318

6,210

(*)	The Company’s total loan to Social Proxy amounted to $1,626 thousand. Of this amount, $1,318 thousand, relating to the period up to December 31, 2024, was included within discontinued operations, while the remaining $308 thousand, relating to 2025, was recognized as a bad debt within continuing operations. See Note 23
d.	Additional information regarding the cash flows from the discontinued operations

	December 31,
	2025	2024 (*)
	U.S. dollars in thousands

Net cash used in operating activities	(303)	(1,346)
Net cash provided by (used in) investing activities	(237)	(19)
Net cash provided by financing activities	-	893

(*)	Social Proxy was consolidated in the Company’s financial statements from the date of acquisition, August 14, 2024, through the end of 2024, at which point control over the company was lost and its operations were discontinued.

e.	Subsequent developments:

Following the deconsolidation, Social Proxy ceased operations. The Company has no continuing involvement in Social Proxy and is not expected to receive any further consideration in respect of the disposal.